Other Long-Term Liabilities	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Other Long-Term Liabilities [Abstract]
OTHER LONG-TERM LIABILITIES

NOTE 9 — OTHER LONG-TERM LIABILITIES

The Company adopted a cash bonus policy pursuant to which it may grant bonus rights to certain eligible participants, which include employees, officers, or consultants of the Company, that are payable in cash. These bonus rights are subject to certain vesting provisions and are revalued at each reporting date with the change being included in management fees and salaries on the Company’s unaudited condensed interim consolidated statements of operations and comprehensive loss.

During the year ended December 31, 2022, Officers of the Company were granted the ability to earn up to 370,448 bonus rights entitling them to a cash bonus equal to an amount by which the fair market value of one common share of the Company (calculated as the 30-day Volume Weighted Average Price (“VWAP”) per common share) exceeds $40.00 multiplied by the number of bonus rights vested. The bonus rights initially earned vest on the earlier of the date of a change of control or April 15, 2024, and were be payable upon vesting. The bonus rights will be earned in tranches based on the price of the Company’s common share exceeding certain thresholds.

On April 16, 2024, the Company amended the bonus rights agreements to extend the vesting date from April 15, 2024, through the earlier of April 28, 2027, a change of control, or attainment of the business value threshold with respect to any tranche. Additionally, the grant price was reduced from $40.00 to $30.00. As of September 30, 2024, and 2023, the Officers had earned 95,071 bonus rights.

As of September 30, 2024, and December 31, 2023, the Company recognized a bonus right liability of $74,250 and $84,125, respectively, to recognize the proportionate unvested bonus rights. Total compensation expense (recovery) for the bonus rights recognized within general and administrative expenses for the nine months ended September 30, 2024, and 2023, was $(4,381) and $4,382, respectively. Total compensation expense (recovery) for the bonus rights recognized within research and development expenses for the nine months ended September 30, 2024, and 2023, was $(5,494) and $1,236, respectively. As of September 30, 2024, and December 31, 2023, there was $462,269 and $14,660 of unrecognized compensation expense related to the bonus right awards, respectively.

In accordance with ASC 718, Share-Based Payments, the bonus right awards are considered liability-based awards and are revalued at each reporting date. The following weighted average assumptions were used in the Black-Scholes option-pricing model for the valuation of the bonus rights liability as of September 30, 2024, and December 31, 2023:

	September 30, 2024	December 31, 2023
Risk-free interest rate	3.00%	5.04%
Expected life (in years)	2.58	0.29
Volatility	121.00%	177.76%
Weighted average fair value per bonus right	$5.00	$1.00

The number of bonus right awards granted to each executive is determined based on the business value of the Company at the earlier of (i) the date of a Change in Control or; (ii) the Vesting Date, as defined in the Company’s Cash Bonus Policy. The Company estimates the expected number of bonus rights at the end of each reporting period based upon the likelihood of achieving the Business Value threshold, as defined in each executive’s agreement. As of September 30, 2024, and December 31, 2023, 106,396 and 97,483 bonus right awards are expected to vest, respectively.

NOTE 8 — OTHER LONG-TERM LIABILITIES

The Company adopted a cash bonus policy pursuant to which it may grant bonus rights to certain eligible participants, which include employees, officers, or consultants of the Company, that are payable in cash. These bonus rights are subject to certain vesting provisions and are revalued at each reporting date with the change being included in management fees and salaries on the Company’s consolidated statement of loss and comprehensive loss.

During the year ended December 31, 2022, Officers of the Company were granted the ability to earn up to 370,448 bonus rights entitling them to a cash bonus equal to an amount by which the fair market value of one common share of the Company (calculated as the 30-day Volume Weighted Average Price (“VWAP”) per common share) exceeds $40.00 multiplied by the number of bonus rights vested. The bonus rights earned vest on the earlier of the date of a change of control or April 15, 2024, and will be payable upon vesting. The bonus rights will be earned in tranches based on the price of the Company’s common share exceeding certain thresholds. As of December 31, 2023 and 2022, the Officers had earned 95,071 and 95,071, respectively, bonus rights.

On initial recognition, the Company recorded an expense of $56,988 to recognize the proportionate unvested bonus rights. As at December 31, 2023 and 2022, the Company recognized a bonus right liability of $84,125 and $8,295, respectively. Total compensation expense for the bonus rights for the years ended December 31, 2023 and 2022, of $75,830 and $8,295 was recognized within general and administrative expenses, respectively. As of December 31, 2023 and 2022, there was $14,660 and $125,725 of unrecognized compensation expense in related to the bonus right awards, respectively.

In accordance with ASC 718, Share-Based Payments, the bonus right awards are considered liability-based awards and are revalued at each reporting date. The following weighted average assumptions were used in the Black-Scholes option-pricing model for the valuation of the bonus rights liability as of December 31, 2023, and 2022:

	December 31, 2023	December 31, 2022
Risk-free interest rate	5.04%	4.51%
Expected life (in years)	0.29	1.29
Volatility	177.76%	94%
Weighted average fair value per bonus right	$0.04	$0.01

The number of bonus right awards granted to each executive is determined based on the business value of the Company at the earlier of (i) the date of a Change in Control or; (ii) the Vesting Date, as defined in the Company’s Cash Bonus Policy. The Company estimates the expected number of bonus rights at the end of each reporting period based upon the likelihood of achieving the Business Value threshold, as defined in each executive’s agreement. As of December 31, 2023 and 2022, 97,483 and 97,785 bonus right awards are expected to vest, respectively.